Goodwill and Other Intangible Assets	10 Months Ended
Jan. 01, 2011
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets
F. GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL — The changes in the carrying amount of goodwill by segment are as follows:

(Millions of Dollars)	CDIY	Industrial	Security	Total
Balance January 2, 2010	$206.6	$367.8	$1,244.0	$1,818.4
Addition from Merger	2,706.2	637.2	485.6	3,829.0
Addition from other acquisitions	—	224.9	54.1	279.0
Foreign currency translation and other	11.2	4.7	(0.4)	15.5

Balance January 1, 2011	$2,924.0	$1,234.6	$1,783.3	$5,941.9

The Company has changed its reporting of segment information to reflect the current management of certain industrial end customers from its CDIY to Industrial segments. The goodwill balances presented above reflect this change.
OTHER INTANGIBLE ASSETS Other intangible assets at January 1, 2011 and January 2, 2010 were as follows:

	2010		2009
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
(Millions of Dollars)	Amount	Amortization	Amount	Amortization
Amortized Intangible Assets — Definite lives
Patents and copyrights	$56.2	$(40.3)	$53.1	$(38.7)
Trade names	236.9	(49.6)	61.6	(35.1)
Customer relationships	1,259.7	(369.9)	680.5	(267.1)
Other intangible assets	187.2	(60.1)	58.0	(40.5)

Total	$1,740.0	$(519.9)	$853.2	$(381.4)

Total indefinite-lived trade names are $1,652.1 million at January 1, 2011 and $304.6 million at January 2, 2010. The increase is primarily attributable to the Merger.
Aggregate other intangible assets amortization expense by segment was as follows:

(Millions of Dollars)	2010	2009	2008
CDIY	$27.9	$2.9	$2.9
Security	95.1	96.8	79.6
Industrial	22.3	4.9	8.0

Consolidated	$145.3	$104.6	$90.5

Future amortization expense in each of the next five years amounts to $172.8 million for 2011, $160.0 million for 2012, $145.2 million for 2013, $129.6 million for 2014, $112.6 million for 2015 and $499.9 million thereafter.